Derivatives and Hedging (Details) gal in Millions, T in Millions, MWh in Millions, MMBTU in Millions		12 Months Ended
		Dec. 31, 2017 USD ($) MWh MMBTU T gal		Dec. 31, 2016 USD ($) MWh MMBTU T gal		Dec. 31, 2015 USD ($)
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets		$ 9,400,000.0		$ 7,900,000.0
Cash Collateral Paid Netted Against Risk Management Liabilities		9,000,000		7,600,000.0
Fair Value of Derivative Instruments
Current Risk Management Assets		126,200,000		94,500,000
Long-term Risk Management Assets		282,100,000		289,100,000
Total Assets		408,300,000		383,600,000
Current Risk Management Liabilities		61,600,000		53,400,000
Long-term Risk Management Liabilities		322,000,000		316,200,000
Total Liabilities		383,600,000		369,600,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		136,000,000		28,400,000		$ 86,400,000
Collateral Triggering Events [Abstract]
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements		243,600,000		259,600,000
Amount of Cash Collateral Posted		1,300,000		400,000
Additional Settlement Liability if Cross Default Provision is Triggered		$ 223,100,000		235,800,000
Derivatives and Hedging (Textuals) [Abstract]
Maximum Length of Time Hedged in Price Risk Cash Flow Hedge		120 months
AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		$ 500,000		200,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		400,000		400,000		(1,100,000)
Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		24,900,000		2,600,000
Long-term Risk Management Assets		1,100,000		0
Current Risk Management Liabilities		1,300,000		300,000
Long-term Risk Management Liabilities		200,000		900,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		43,200,000		56,500,000		36,500,000
Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		7,600,000		3,500,000
Long-term Risk Management Assets		700,000		0
Current Risk Management Liabilities		3,500,000		300,000
Long-term Risk Management Liabilities		100,000		800,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		14,600,000		27,000,000		15,900,000
Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		600,000		200,000
Current Risk Management Liabilities		6,400,000		5,900,000
Long-term Risk Management Liabilities		126,000,000		113,100,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		(21,800,000)		(143,500,000)		(30,100,000)
Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		6,400,000		800,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		25,000,000		6,600,000		4,200,000
Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		6,400,000		900,000
Current Risk Management Liabilities		200,000		300,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		24,900,000		20,400,000		9,900,000
Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Total Assets	[1]	383,800,000	[2]	372,400,000	[3]
Total Liabilities	[1]	309,500,000	[2]	321,500,000	[3]
Risk Management Contracts [Member] | AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Total Assets	[1]	500,000		200,000
Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[1],[4]	26,000,000		2,600,000
Total Liabilities	[1],[4]	1,500,000		1,200,000
Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[1],[4]	8,300,000		3,500,000
Total Liabilities	[1],[4]	3,600,000		1,100,000
Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[1],[4]	600,000		200,000
Total Liabilities	[1],[4]	132,400,000		119,000,000
Risk Management Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Total Assets	[1],[4]	6,400,000		800,000
Total Liabilities	[1],[4]	0
Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[1],[4]	6,400,000		900,000
Total Liabilities	[1],[4]	200,000		300,000
Commodity [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	[5]	22,000,000		11,200,000
Hedging Liabilities	[5]	65,500,000		46,700,000
AOCI Gain (Loss) Net of Tax		(28,400,000)		(23,100,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		5,500,000		4,300,000
Derivatives and Hedging (Textuals) [Abstract]
Cross Default Provisions Maximum Third Party Obligation Amount		50,000,000
Commodity [Member] | Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[6]	389,000,000		264,400,000
Long-term Risk Management Assets	[6]	300,900,000		315,000,000
Total Assets	[6]	689,900,000		579,400,000
Current Risk Management Liabilities	[6]	334,600,000		227,200,000
Long-term Risk Management Liabilities	[6]	280,600,000		301,000,000
Total Liabilities	[6]	615,200,000		528,200,000
Total MTM Derivative Contract Net Assets (Liabilities)	[6]	74,700,000		51,200,000
Commodity [Member] | Risk Management Contracts [Member] | AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[6]	500,000		400,000
Long-term Risk Management Assets	[6]	0		0
Total Assets	[6]	500,000		400,000
Current Risk Management Liabilities	[6]	0		0
Long-term Risk Management Liabilities	[6]	0		0
Total Liabilities	[6]	0		0
Total MTM Derivative Contract Net Assets (Liabilities)	[6]	500,000		400,000
Commodity [Member] | Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[6]	75,600,000		22,700,000
Long-term Risk Management Assets	[6]	2,400,000		1,900,000
Total Assets	[6]	78,000,000		24,600,000
Current Risk Management Liabilities	[6]	50,600,000		20,600,000
Long-term Risk Management Liabilities	[6]	1,400,000		2,800,000
Total Liabilities	[6]	52,000,000		23,400,000
Total MTM Derivative Contract Net Assets (Liabilities)	[6]	26,000,000		1,200,000
Commodity [Member] | Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[6]	47,200,000		14,900,000
Long-term Risk Management Assets	[6]	1,600,000		1,100,000
Total Assets	[6]	48,800,000		16,000,000
Current Risk Management Liabilities	[6]	48,500,000		11,800,000
Long-term Risk Management Liabilities	[6]	900,000		1,900,000
Total Liabilities	[6]	49,400,000		13,700,000
Total MTM Derivative Contract Net Assets (Liabilities)	[6]	(600,000)		2,300,000
Commodity [Member] | Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[6]	600,000		400,000
Long-term Risk Management Assets	[6]	0		0
Total Assets	[6]	600,000		400,000
Current Risk Management Liabilities	[6]	6,400,000		5,900,000
Long-term Risk Management Liabilities	[6]	126,000,000		113,100,000
Total Liabilities	[6]	132,400,000		119,000,000
Total MTM Derivative Contract Net Assets (Liabilities)	[6]	(131,800,000)		(118,600,000)
Commodity [Member] | Risk Management Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[6]	6,600,000		900,000
Long-term Risk Management Assets	[6]	0		0
Total Assets	[6]	6,600,000		900,000
Current Risk Management Liabilities	[6]	200,000		0
Long-term Risk Management Liabilities	[6]	0		0
Total Liabilities	[6]	200,000		0
Total MTM Derivative Contract Net Assets (Liabilities)	[6]	6,400,000		900,000
Commodity [Member] | Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[6]	7,000,000		1,100,000
Long-term Risk Management Assets	[6]	0		0
Total Assets	[6]	7,000,000		1,100,000
Current Risk Management Liabilities	[6]	800,000		400,000
Long-term Risk Management Liabilities	[6]	0		0
Total Liabilities	[6]	800,000		400,000
Total MTM Derivative Contract Net Assets (Liabilities)	[6]	6,200,000		700,000
Commodity [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[6]	17,500,000		13,200,000
Long-term Risk Management Assets	[6]	6,300,000		7,700,000
Total Assets	[6]	23,800,000		20,900,000
Current Risk Management Liabilities	[6]	9,000,000		6,300,000
Long-term Risk Management Liabilities	[6]	58,300,000		50,100,000
Total Liabilities	[6]	67,300,000		56,400,000
Total MTM Derivative Contract Net Assets (Liabilities)	[6]	(43,500,000)		(35,500,000)
Interest Rate and Foreign Currency [Member]
Commodity
Derivative, Notional Amount		500,000,000		500,000,000
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	[5]	0		0
Hedging Liabilities	[5]	0		0
AOCI Gain (Loss) Net of Tax		(13,000,000)		(15,700,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		(800,000)		(1,000,000)
Interest Rate and Foreign Currency [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Notional Amount		0		0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		(4,500,000)		(5,400,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		(900,000)		(900,000)
Interest Rate and Foreign Currency [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		2,200,000		2,900,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		700,000		700,000
Interest Rate and Foreign Currency [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		(10,700,000)		(12,000,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		(1,300,000)		(1,300,000)
Interest Rate and Foreign Currency [Member] | Ohio Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		1,900,000		3,000,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		1,100,000		1,100,000
Interest Rate and Foreign Currency [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Notional Amount		0		0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		2,600,000		3,400,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		800,000		800,000
Interest Rate and Foreign Currency [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		(6,000,000)		(7,400,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		(1,400,000)		(1,400,000)
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[6]	2,500,000		0
Long-term Risk Management Assets	[6]	0		0
Total Assets	[6]	2,500,000		0
Current Risk Management Liabilities	[6]	0		0
Long-term Risk Management Liabilities	[6]	8,600,000		1,400,000
Total Liabilities	[6]	8,600,000		1,400,000
Total MTM Derivative Contract Net Assets (Liabilities)	[6]	(6,100,000)		(1,400,000)
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		409,000,000		277,600,000
Long-term Risk Management Assets		307,200,000		322,700,000
Total Assets		716,200,000		600,300,000
Current Risk Management Liabilities		343,600,000		233,500,000
Long-term Risk Management Liabilities		347,500,000		352,500,000
Total Liabilities		691,100,000		586,000,000
Total MTM Derivative Contract Net Assets (Liabilities)		25,100,000		14,300,000
Gross Amounts Offset in the Statement of Financial Position [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	(282,800,000)		(183,100,000)
Long-term Risk Management Assets	[7]	(25,100,000)		(33,600,000)
Total Assets	[7]	(307,900,000)		(216,700,000)
Current Risk Management Liabilities	[7]	(282,000,000)		(180,100,000)
Long-term Risk Management Liabilities	[7]	(25,500,000)		(36,300,000)
Total Liabilities	[7]	(307,500,000)		(216,400,000)
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	(400,000)		(300,000)
Gross Amounts Offset in the Statement of Financial Position [Member] | AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	0		(200,000)
Long-term Risk Management Assets	[7]	0		0
Total Assets	[7]	0		(200,000)
Current Risk Management Liabilities	[7]	0		0
Long-term Risk Management Liabilities	[7]	0		0
Total Liabilities	[7]	0		0
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	0		(200,000)
Gross Amounts Offset in the Statement of Financial Position [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	(50,700,000)		(20,100,000)
Long-term Risk Management Assets	[7]	(1,300,000)		(1,900,000)
Total Assets	[7]	(52,000,000)		(22,000,000)
Current Risk Management Liabilities	[7]	(49,300,000)		(20,300,000)
Long-term Risk Management Liabilities	[7]	(1,200,000)		(1,900,000)
Total Liabilities	[7]	(50,500,000)		(22,200,000)
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	(1,500,000)		200,000
Gross Amounts Offset in the Statement of Financial Position [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	(39,600,000)		(11,400,000)
Long-term Risk Management Assets	[7]	(900,000)		(1,100,000)
Total Assets	[7]	(40,500,000)		(12,500,000)
Current Risk Management Liabilities	[7]	(45,000,000)		(11,500,000)
Long-term Risk Management Liabilities	[7]	(800,000)		(1,100,000)
Total Liabilities	[7]	(45,800,000)		(12,600,000)
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	5,300,000		100,000
Gross Amounts Offset in the Statement of Financial Position [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	0		(200,000)
Long-term Risk Management Assets	[7]	0		0
Total Assets	[7]	0		(200,000)
Current Risk Management Liabilities	[7]	0		0
Long-term Risk Management Liabilities	[7]	0		0
Total Liabilities	[7]	0		0
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	0		(200,000)
Gross Amounts Offset in the Statement of Financial Position [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	(200,000)		(100,000)
Long-term Risk Management Assets	[7]	0		0
Total Assets	[7]	(200,000)		(100,000)
Current Risk Management Liabilities	[7]	(200,000)		0
Long-term Risk Management Liabilities	[7]	0		0
Total Liabilities	[7]	(200,000)		0
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	0		(100,000)
Gross Amounts Offset in the Statement of Financial Position [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[7]	(600,000)		(200,000)
Long-term Risk Management Assets	[7]	0		0
Total Assets	[7]	(600,000)		(200,000)
Current Risk Management Liabilities	[7]	(600,000)		(100,000)
Long-term Risk Management Liabilities	[7]	0		0
Total Liabilities	[7]	(600,000)		(100,000)
Total MTM Derivative Contract Net Assets (Liabilities)	[7]	0		(100,000)
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	126,200,000		94,500,000
Long-term Risk Management Assets	[8]	282,100,000		289,100,000
Total Assets	[8]	408,300,000		383,600,000
Current Risk Management Liabilities	[8]	61,600,000		53,400,000
Long-term Risk Management Liabilities	[8]	322,000,000		316,200,000
Total Liabilities	[8]	383,600,000		369,600,000
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	24,700,000		14,000,000
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	500,000		200,000
Long-term Risk Management Assets	[8]	0		0
Total Assets	[8]	500,000		200,000
Current Risk Management Liabilities	[8]	0		0
Long-term Risk Management Liabilities	[8]	0		0
Total Liabilities	[8]	0		0
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	500,000		200,000
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	24,900,000		2,600,000
Long-term Risk Management Assets	[8]	1,100,000		0
Total Assets	[8]	26,000,000		2,600,000
Current Risk Management Liabilities	[8]	1,300,000		300,000
Long-term Risk Management Liabilities	[8]	200,000		900,000
Total Liabilities	[8]	1,500,000		1,200,000
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	24,500,000		1,400,000
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	7,600,000		3,500,000
Long-term Risk Management Assets	[8]	700,000		0
Total Assets	[8]	8,300,000		3,500,000
Current Risk Management Liabilities	[8]	3,500,000		300,000
Long-term Risk Management Liabilities	[8]	100,000		800,000
Total Liabilities	[8]	3,600,000		1,100,000
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	4,700,000		2,400,000
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	600,000		200,000
Long-term Risk Management Assets	[8]	0		0
Total Assets	[8]	600,000		200,000
Current Risk Management Liabilities	[8]	6,400,000		5,900,000
Long-term Risk Management Liabilities	[8]	126,000,000		113,100,000
Total Liabilities	[8]	132,400,000		119,000,000
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	(131,800,000)		(118,800,000)
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	6,400,000		800,000
Long-term Risk Management Assets	[8]	0		0
Total Assets	[8]	6,400,000		800,000
Current Risk Management Liabilities	[8]	0		0
Long-term Risk Management Liabilities	[8]	0		0
Total Liabilities	[8]	0		0
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	6,400,000		800,000
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[8]	6,400,000		900,000
Long-term Risk Management Assets	[8]	0		0
Total Assets	[8]	6,400,000		900,000
Current Risk Management Liabilities	[8]	200,000		300,000
Long-term Risk Management Liabilities	[8]	0		0
Total Liabilities	[8]	200,000		300,000
Total MTM Derivative Contract Net Assets (Liabilities)	[8]	$ 6,200,000		$ 600,000
Power [Member]
Commodity
Derivative, Energy Notional Amount | MWh		358.7		348.0
Power [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Energy Notional Amount | MWh		0.0		0.0
Power [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		57.4		51.9
Power [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		38.5		19.9
Power [Member] | Ohio Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		10.4		11.2
Power [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Energy Notional Amount | MWh		10.3		11.9
Power [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		22.7		14.2
Coal [Member]
Commodity
Derivative, Mass Notional Amount | T		2.0		1.5
Coal [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Mass Notional Amount | T		0.0		0.0
Coal [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Mass Notional Amount | T		0.0		0.0
Coal [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Mass Notional Amount | T		2.0		0.5
Coal [Member] | Ohio Power Co [Member]
Commodity
Derivative, Mass Notional Amount | T		0.0		0.0
Coal [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Mass Notional Amount | T		0.0		0.0
Coal [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Mass Notional Amount | T		0.0		1.0
Natural Gas [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		53.7		32.8
Natural Gas [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.0		0.0
Natural Gas [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		1.1		0.0
Natural Gas [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.7		0.0
Natural Gas [Member] | Ohio Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.0		0.0
Natural Gas [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.0		0.0
Natural Gas [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		18.3		0.0
Heating Oil and Gasoline [Member]
Commodity
Derivative, Volume Notional Amount | gal		6.9		7.4
Heating Oil and Gasoline [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Volume Notional Amount | gal		1.4		1.5
Heating Oil and Gasoline [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		1.3		1.4
Heating Oil and Gasoline [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		0.7		0.7
Heating Oil and Gasoline [Member] | Ohio Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		1.6		1.6
Heating Oil and Gasoline [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Volume Notional Amount | gal		0.7		0.8
Heating Oil and Gasoline [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		0.8		0.9
Interest Rate Contract [Member]
Commodity
Derivative, Notional Amount		$ 50,700,000		$ 75,200,000
Interest Rate Contract [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Notional Amount		0		0
Interest Rate Contract [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Notional Amount		0		100,000
Interest Rate Contract [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Notional Amount		0		100,000
Interest Rate Contract [Member] | Ohio Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Interest Rate Contract [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Notional Amount		0		0
Interest Rate Contract [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Vertically Integrated Utilities Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		6,100,000		4,000,000		6,700,000
Vertically Integrated Utilities Revenues [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Vertically Integrated Utilities Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Vertically Integrated Utilities Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Vertically Integrated Utilities Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Vertically Integrated Utilities Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Vertically Integrated Utilities Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Transmission and Distribution Utilities Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts				100,000		(4,300,000)
Transmission and Distribution Utilities Revenues [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts				0		0
Transmission and Distribution Utilities Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts				0		0
Transmission and Distribution Utilities Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts				0		0
Transmission and Distribution Utilities Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts				0		0
Transmission and Distribution Utilities Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts				0		0
Transmission and Distribution Utilities Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts				0		0
Generation and Marketing Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		42,800,000		59,400,000		54,900,000
Generation and Marketing Revenues [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Generation and Marketing Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Generation and Marketing Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Generation and Marketing Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Generation and Marketing Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Generation and Marketing Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Electric Generation, Transmission and Distribution Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Electric Generation, Transmission and Distribution Revenues [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Electric Generation, Transmission and Distribution Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		600,000		(600,000)		1,100,000
Electric Generation, Transmission and Distribution Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		5,300,000		4,100,000		3,300,000
Electric Generation, Transmission and Distribution Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		100,000		(4,300,000)
Electric Generation, Transmission and Distribution Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Electric Generation, Transmission and Distribution Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		100,000		0		0
Sales to AEP Affiliates [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts				0		0
Sales to AEP Affiliates [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts				0		0
Sales to AEP Affiliates [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts				2,100,000		2,400,000
Sales to AEP Affiliates [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts				5,800,000		8,200,000
Sales to AEP Affiliates [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts				0		0
Sales to AEP Affiliates [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts				0		0
Sales to AEP Affiliates [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts				0		0
Purchased Electricity for Resale [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		5,600,000		6,600,000		6,400,000
Purchased Electricity for Resale [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Purchased Electricity for Resale [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		2,000,000		3,500,000		2,000,000
Purchased Electricity for Resale [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		600,000		300,000		400,000
Purchased Electricity for Resale [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Purchased Electricity for Resale [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Purchased Electricity for Resale [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Other Operation Expense [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		800,000		(1,600,000)		(3,300,000)
Other Operation Expense [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		100,000		(400,000)		(800,000)
Other Operation Expense [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		100,000		(100,000)		(400,000)
Other Operation Expense [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		100,000		(100,000)		(400,000)
Other Operation Expense [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		100,000		(300,000)		(600,000)
Other Operation Expense [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		100,000		(100,000)		(400,000)
Other Operation Expense [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		100,000		(300,000)		(500,000)
Maintenance Expense [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		700,000		(1,800,000)		(3,300,000)
Maintenance Expense [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		200,000		(400,000)		(700,000)
Maintenance Expense [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		100,000		(400,000)		(700,000)
Maintenance Expense [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		100,000		(100,000)		(400,000)
Maintenance Expense [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		100,000		(400,000)		(500,000)
Maintenance Expense [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		100,000		(200,000)		(400,000)
Maintenance Expense [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		100,000		(200,000)		(400,000)
Regulatory Assets [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[9]	(29,400,000)		(117,400,000)		(900,000)
Regulatory Assets [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[9]	0		800,000		400,000
Regulatory Assets [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[9]	0		600,000		3,400,000
Regulatory Assets [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[9]	(7,400,000)		3,100,000		(2,700,000)
Regulatory Assets [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[9]	(22,000,000)		(127,700,000)		0
Regulatory Assets [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[9]	0		400,000		600,000
Regulatory Assets [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[9]	300,000		5,200,000		(4,300,000)
Regulatory Liabilities [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[9]	109,400,000		79,100,000		30,200,000
Regulatory Liabilities [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[9]	100,000		400,000		0
Regulatory Liabilities [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[9]	40,400,000		51,400,000		28,700,000
Regulatory Liabilities [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[9]	15,900,000		13,900,000		7,500,000
Regulatory Liabilities [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[9]	0		(15,200,000)		(24,700,000)
Regulatory Liabilities [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[9]	24,800,000		6,500,000		4,400,000
Regulatory Liabilities [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[9]	$ 24,300,000		$ 15,700,000		$ 15,100,000

[1]	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”
[2]	The December 31, 2017 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(1) million in periods 2018; Level 2 matures $(3) million in 2018 and $2 million in periods 2022-2023; Level 3 matures $59 million in 2018, $33 million in periods 2019-2021, $14 million in periods 2022-2023 and $(29) million in periods 2024-2032. Risk management commodity contracts are substantially comprised of power contracts.
[3]	The December 31, 2016 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(2) million in periods 2018-2020; Level 2 matures $20 million in 2017, $4 million in periods 2018-2020, $3 million in periods 2021-2022 and $1 million in periods 2023-2032; Level 3 matures $17 million in 2017, $28 million in periods 2018-2020, $11 million in periods 2021-2022 and $(31) million in periods 2023-2032. Risk management commodity contracts are substantially comprised of power contracts.
[4]	Substantially comprised of power contracts.
[5]	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.
[6]	Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”
[7]	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”
[8]	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.
[9]	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.